As filed with the Securities and Exchange Commission on September 16, 2005	Registration No. 333-100208 Registration No. 811-09002

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4

Post-Effective Amendment No. 9 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account N of

ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)

20 Washington Avenue South, Minneapolis, Minnesota 55401

Depositor's Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel
ING US Legal Services
151 Farmington Avenue, Hartford, CT 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
Immediately upon filing pursuant to paragraph (b) of Rule 485

X	on October 14, 2005 pursuant to paragraph (b) of Rule 485

PARTS A AND B

The Prospectus and Statement of Additional Information each dated April 30, 2005, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 9 by reference to Registrant's filings under Rule 497(C), as filed on May 3, 2005 and Rule 497(e), as filed on August 12, 2005 (File No. 333-100208).

A supplement to the Prospectus and Statement of Additional information, dated October 14, 2005, are included in Parts A and B of this Post-Effective Amendment.

ReliaStar Life Insurance Company
Separate Account N

ING Advantage Century PlusSM (Prospectus No. PRO.100208-05)

Supplement dated October 14, 2005 to the
Contract Prospectus and Statement of Additional Information ("SAI")

dated April 29, 2005

The information in this Supplement updates and amends certain information contained in the Contract Prospectus and Statement of Additional Information. You should read this Supplement along with the current Contract Prospectus.

The following definitions are added to the Contract Prospectus:

2005 Contracts. We will begin to sell these contracts in November 2005 (subject to regulatory approval). You have a 2005 contract if your contract form number, located at the bottom left corner of each page of your contract, is 40040 08-05 or 40041 08-05.

1999 Contracts. We began selling these contracts in 1999 and we are currently selling these contracts in states where approval of the 2005 contract is pending. You have a 1999 contract if your contract form number, located at the bottom left corner page of your contract, is 13078 7-99 (TSA) or 13079 7-99 (Non-qualified and IRA version).

The following is added after the third sentence of the third paragraph of the "Purchase Payment Methods" subsection of the "Purchase and Rights" section of the Contract Prospectus:
For 2005 contracts, we may also choose, on a non-discriminatory basis, not to accept an additional purchase payment due to market conditions and/or financial risk to the Company.

The following footnote replaces footnote 3 under the "Maximum Contract Transaction Expenses" subsection of the "Fee Table" section of the Contract Prospectus:

[3]	This fee is only applicable to 1999 Contracts. This is the maximum fee we would charge. We are not currently charging this fee. See "Loans."

The following replaces the first sentence of the "Charges" subsection of the "Loans" section of the Contract Prospectus:

Under 1999 Contracts only, we reserve the right to charge a processing fee not to exceed $25.

The following replaces the last sentence of the first paragraph of the "Systematic Withdrawals" section of the Contract Prospectus:
Under 1999 Contracts, the amount of each systematic withdrawal must be at least $300. Under 2005 Contracts, the amount of each systematic withdrawal must be at least $100.

X.100208-05	1	October 2005
The following replaces the "Death Benefit Amount" subsection of the "Death Benefit" section of the Contract Prospectus:

If you (for contracts owned by a natural person), or the annuitant (for contracts owned by a non-natural person in connection with a 457 plan) die prior to the income phase, the person you have chosen to be your beneficiary will receive a death benefit. The death benefit will be the greatest of three amounts: (1) the account value less any outstanding loan balance; (2) the sum of all purchase payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan, loans and fees and expenses); or (3) the account value on the sixth account anniversary immediately preceding your death (i.e., the account value on the latest of the 6th, 12th, 18th, etc. account anniversary), adjusted for purchase payments made and for amounts deducted (including withdrawals, payments made under an income phase payment plan, loans and fees and expenses) since that anniversary. If you or the annuitant, as described above, die after age 80, your beneficiary will receive the greater of (1) or (2) above.

If your contract is a nonqualified contract owned by a non-natural person and the annuitant dies, the beneficiary will receive the account value only. In that situation, neither the death benefit in (2) nor (3) above will be available, nor can the optional enhanced death benefit be purchased.

The following replaces "The Income Phase" section of the Contract Prospectus:

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. To start receiving income phase payments, you must notify us in writing of all of the following:
Payment start date;
Income phase payment option (see the income phase payment options table in this section); and
Choice of fixed, variable or a combination of both fixed and variable payments.

Your account will continue in the accumulation phase until you properly initiate income phase payments. For 2005 Contracts, if you have not selected a required minimum distribution method, we will provide an income phase payment option to you at age 85, unless you notify us otherwise in writing. For 1999 Contracts, if you have not selected an income phase payment option before the payment start date, we will apply the fixed account values to provide fixed annuity payments and the subaccount values to provide variable annuity payments, both in the form of a Life Income with Payments Guaranteed for 10 years (120 months) to be automatically effective. You may change the income phase payment option by notifying us in writing before the payment start date. Once an income phase option is selected, it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected and whether you select fixed, variable or a combination of both fixed and variable payments.

X.100208-05	2	October 2005

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Payment amounts will vary depending upon the performance of the subaccounts you select. For more information about how variable income phase payments are determined, call us for a copy of the Statement of Additional Information. See "Contract Overview-Questions: Contacting the Company."

Transfers. For 1999 Contracts, after income phase payments begin you may transfer between subaccounts five times per year. For 2005 Contracts, after income phase payments begin you may transfer between subaccounts twelve times per year.

Assumed Net Investment Rate. For 1999 Contracts, if you select variable payments, the assumed net investment rate is 3%. If the investment performance of the subaccounts you selected exceeds 3%, your income phase payments will increase. Conversely, if the investment performance of the subaccounts you selected is less than 3%, your income phase payments will decrease.

For 2005 Contracts, if you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 31/2% rate, your first payment will be lower than under a 5% rate, and subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 31/2% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 31/2%, after deduction of fees. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview-Questions: Contacting the Company."

Selecting an Increasing Payment. For 2005 Contracts, under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

Minimum Payment Amounts. The income phase payment option you select must result in monthly payments of at least $100. We reserve the right to change the frequency of income phase payments to intervals that will result in payments of at least $100.

If the account value less any outstanding loan balance at the payment start date is less than $5,000, you will receive one lump-sum payment and the contract will be cancelled.

X.100208-05	3	October 2005

Restrictions on Start Dates and the Duration of Payments. Unless otherwise agreed to by us, the start date must be the first business day of any calendar month. The earliest start date is the first business day of the first month after issue. If the start date you selected does not occur on a valuation date at least 60 days after issue, we reserve the right to adjust the start date to the first valuation date after the start date you selected that is at least 60 days after issue. If you do not select a start date, the start date will be the annuitant's 85th birthday. The latest start date is the annuitant's 99th birthday. If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes. You may change the start date by notifying us in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

For qualified contracts only, income phase payments may not extend beyond:
(a) The life of the annuitant;
(b) The joint lives of the annuitant and beneficiary;
(c) A guaranteed period greater than the annuitant's life expectancy; or
(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

See "Taxation" for further discussion of rules relating to income phase payments.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.15% annually from amounts held in the subaccounts. We are currently deducting this charge.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next valuation date after we receive proof of death acceptable to us and the request for the payment in good order at our administrative service center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract.

X.100208-05	4	October 2005

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Amounts applied to income phase payments are treated as a withdrawal from the contract, and we reserve the right to deduct any premium taxes not already paid under the contract. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or a different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See the "Taxation" section of the prospectus for additional information.

Income Phase Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer other income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:
Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment's due date.
Death Benefit-None: All payments end upon the annuitant's death.

Life Income- Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract (for 2005 Contracts), or for 10 years only (for 1999 Contracts).
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income- Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
Continuing Payments:
(a)  When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b)  100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
Death Benefit-None: All payments end after the death of both annuitants.

X.100208-05	5	October 2005

Life Income- Two Lives- Guaranteed Payments* (2005 Contracts Only)

Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income- Cash Refund Option (fixed payment only) (2005 Contracts Only)

Length of Payments: For as long as the annuitant lives.
Death Benefit-Payment to the Beneficiary: Following the annuitant's death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Life Income- Two Lives- Cash Refund Option (fixed payment only) (2005 Contracts Only)

Length of Payments: For as long as either annuitant lives.
Continuing Payment: 100% of the payment to continue after the first death.
Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options
Nonlifetime- Guaranteed Payments* (2005 Contracts Only)

Length of Payments: Payments will continue for 5-30 years based upon the number of years you choose when selecting this option. In certain cases a lump-sum payment may be requested at any time (see below).
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.

Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. See "Fees - Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 31/2% or 5% assumed net investment rate for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

The following bullet is added to the "General Disclosure" section of Appendix I, The Fixed Accounts:

For 2005 Contracts, we reserve the right to close Fixed Account A and Fixed Account C to new purchase payments and to prohibit reallocations of amounts from the subaccounts into Fixed Account A.

The following replaces the "Income Payments" section of the SAI:

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

X.100208-05	6	October 2005

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3% per annum for 1999 Contracts and either 3.5% or 5% per annum for 2005 Contracts). For 2005 Contracts, selection of a 5% rate causes a higher first income phase payment then selection of a 3.5% rate, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

If the actual net investment rate on the assets of the separate account is equal to the assumed investment rate, income phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, income phase payments will increase. Coversely, if it is less, then the payouts will decrease. For 1999 Contracts, income phase payments would decline if the actual net investment rate failed to increase by 3%. For 2005 Contracts where a 5% assumed investment rate is selected, income phase payments would decline if the actual net investment rate failed to increase by 5%. For 2005 Contracts where a 3.5% assumed investment rate is selected, income phase payments would decline if the actual net investment rate failed to increase by 3.5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.0%, 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example, which assumes and assumed net investment rate of 3.5%. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

X.100208-05	7	October 2005

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*Under 1999 Contracts with an assumed net investment rate of 3%, the appropriate factor to take into account such assumed rate would be 0.9975729=0.9999190^30. If an assumed net investment rate of 5% is elected under 2005 Contracts, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

X.100208-05	8	October 2005

SEPARATE ACCOUNT N PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A:
Condensed Financial Information
(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account N:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2004
-	Statements of Operations for the year ended December 31, 2004
-	Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003
-	Notes to Financial Statements
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company:
-	Report of Independent Registered Public Accounting Firm
-	Balance Sheets - Statutory Basis as of December 31, 2004 and 2003
-	Statements of Operations - Statutory Basis for the years ended December 31, 2004 and 2003
-	Statements of Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2004 and 2003
-	Statements of Cash Flows-Statutory Basis for the years ended December 31, 2004 and 2003
-	Notes to Financial Statements - Statutory Basis
(b)	Exhibits
(1.1)

Resolution of the Board of Directors of ReliaStar Life Insurance Company ("Depositor") Authorizing the Establishment of Separate Account N ("Registrant") • Incorporated by reference to the Registrant's Form N-4 Initial Registration Statement (File No. 333-120636), filed November 19, 2004.

(1.2)

Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") Authorizing the Establishment of Separate Account One ("Registrant") • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(2)	Not applicable
(3.1)

Distribution and Administrative Services Agreement between ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-100207), filed February 20, 2004.

(3.2)

Amended Broker/Dealer Variable Annuity Compensation Schedule • Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed November 5, 1999.

(4.1)

Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(4.2)

Flexible Premium Individual Deferred Retirement Annuity Contract • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(4.3)	ERISA Endorsement • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1996.
(4.4)	TSA Endorsement • Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 28, 1997.
(4.5)

Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000 (FL) 2-95 in Florida • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(4.6)

Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No. 13000 (FL-PBC) 2-95 in Florida • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(4.7)

Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity Contract) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(4.8)	Roth IRA Endorsement • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.
(4.9)	Fixed Account C Endorsement • Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed December 23, 1998.
(4.10)	Waiver Endorsement • Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1999.
(4.11)	Endorsement • Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1999.
(4.12)

One Year Step Up Death Benefit Endorsement (13084 7-99) • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(4.13)

Flexible Premium Individual Deferred Annuity Contract (Plus Series - TSA) (13078 7-99) • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(4.14)

Individual Deferred Retirement Annuity Contract (Plus Series - IRA/Non-Qualified) (13079 7-99) • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(4.15)

Internal Revenue Code Section 457 Endorsement (13086 8-99) • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(4.16)	ReliaStar Endorsement (merger) • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.
(5.1)

Contract Application Form (Retail Series, Plus Series and RIA Series) • Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed November 5, 1999.

(6.1)	Amended Articles of Incorporation of Depositor • Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), filed December 23, 1996.
(6.2)	Amended Bylaws of Depositor • Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), filed December 23, 1996.
(7)	Not applicable
(8.1)

Participation Agreement dated as of March 27, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc. and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(8.2)

Amendment dated April 27, 2000 and effective May 1, 2000 to Participation Agreement dated as of March 27, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc. and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed April 22, 2003.

(8.3)

Administrative Service Agreement dated as of March 27, 2000 between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and AIM Advisors, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(8.4)

Participation Agreement dated as of June 30, 1995 by and among The Alger American Fund, Northern Life Insurance Company and Fred Alger and Company • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(8.5)

Service Agreement dated as of August 8, 1997 by and between Fred Alger Management, Inc. and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.6)

Participation Agreement dated May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form
N-4 Registration Statement (File No. 333-01107), filed on February 11, 2005.

(8.7)

Service Agreement with Investment Adviser dated as of May 1, 2004 between Columbia Wanger Asset Management, LP ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company. • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 Registration Statement (File No.
333-01107), filed on February 11, 2005.

(8.8)

Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(8.9)

Amendment dated as of July 24, 1997 to Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company dated as of January 1, 1995 • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.10)

Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(8.11)

Amendment dated as of July 24, 1997 to Participation Agreement dated as of January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.12)

Participation Agreement dated as of January 1, 1999 among Fidelity Variable Insurance Products Fund III, Fidelity Distributors Corporation and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(8.13)

Service Agreement and Contract dated January 1, 1997 between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(8.14)

Participation Agreement dated as of July 20, 2001 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.15)

Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Direct Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(8.16)

Second Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.17)

Third Amendment dated May 3, 2004 (adds ReliaStar Life Insurance Company to the Agreement) to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 and December 10, 2003 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 12, 2005.

(8.18)

Administrative Services Agreement dated as of July 20, 2001 between Franklin Templeton Services, LLC, Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.19)

(Investors Trust) Participation Agreement among The GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. dated April 30, 2003 • Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed February 20, 2004.

(8.20)

Participation Agreement dated as of May 1, 2002 by and between ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. • (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

(8.21)

Amendment effective as of July 15, 2003 to Participation Agreement dated as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, LLC. • (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

(8.22)

Form of Amendment effective as of ________, 200_ to July 15, 2003 Participation Agreement dated as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, LLC., as amended on July 15, 2003.

(8.23)

Participation Agreement dated December 6, 2001, among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.

(8.24)

Amendment dated as of March 26, 2002 to Participation Agreement dated as of December 6, 2001 among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.

(8.25)

Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.

(8.26)

Amendment dated as of May 1, 2003 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A of ING Partners, Inc. (File No. 333-32575), filed on April 30, 2003.

(8.27)

Amendment dated as of November 1, 2004 to Participation Agreement dated as of December 6, 2001, as amended on May 1, 2003 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company • Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-12036), filed February 23, 2005.

(8.28)

Service Agreement and Contract Dated December 1, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company, and ING Partners, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.

(8.29)

Participation Agreement made and entered into as of December 1, 2002, among ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributions, Inc. • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed April 22, 2003.

(8.30)

Participation Agreement dated May 1, 2002, among ING Variable Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed April 22, 2003.

(8.31)

Amendment dated as of October 15, 2002, effective as of October 1, 2002, to Fund Participation Agreement dated May 1, 2002 by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed April 22, 2003.

(8.32)

Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 28, 1997.

(8.33)

Amendment Dated as of October 8, 1998 to Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 31, 2002.

(8.34)

Service Agreement dated August 8, 1997 by and between Janus Capital Corporation and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.35)

Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.36)

Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. • Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1999.

(8.37)

Addendum dated as of May 1, 2000 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(8.38)

Service Agreement effective August 8, 1997 by and between Neuberger Berman Management Inc. and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.39)

Participation Agreement dated August 8, 1997 by and among OCC Accumulation Trust, Northern Life Insurance Company and OCC Distributors • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.40)

Service Agreement dated as of August 8, 1997 by and between OpCap Advisors and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.41)

Participation Agreement dated as of May 1, 2001 between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 26, 2002.

(8.42)

Amendment dated August 30, 2002, by and among ReliaStar Life Insurance Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor, LLC (formerly known as ING Pilgrim Securities, Inc.) to Participation Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 31, 2002.

(8.43)

Administrative and Shareholder Services Agreement dated May 1, 2001 between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products Trust) and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 31, 2002.

(8.44)

Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust, PA Distributors LLC. • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 Registration Statement (File No. 333-01107), filed on February 11, 2005.

(8.45)

PIMCO Variable Insurance Trust Services Agreement made as of May 1, 2004 between PIMCO Variable Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company (Administrative). • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 Registration Statement (File No. 333-01107), filed on February 11, 2005.

(8.46)

Services Agreement made as of May 1, 2004 between PIMCO Variable Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company. • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 Registration Statement (File No. 333-01107), filed on February 11, 2005.

(8.47)

Participation Agreement dated as of April 30, 2002 by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Initial Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.

(9)	Consent and Opinion of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)

Powers of Attorney • Incorporated by reference to Registration Statement on Form S-2 Form ING Insurance Company of America Guaranteed Account as filed with the securities and exchange commission on April 7, 2005 (333-49581).

Item 25. Directors and Principal Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David A. Wheat[1]	Director, Senior Vice President and Chief Financial Officer
Donald W. Britton[1]	President
Michael L. Emerson[3]	Chief Executive Officer, ING Re, Group Reinsurance
James R. Gelder[3]	Senior Vice President
Shaun P. Mathews[2]	Senior Vice President
Stephen J. Preston[4]	Senior Vice President
Daniel E. Abramowski[3]	Senior Vice President, ING Re, Group Reinsurance
Robert W. Crispin[1]	Senior Vice President, Investments
Boyd G. Combs[1]	Senior Vice President, Tax
Daniel M. Anderson 7325 Beaufont Springs Drive, Suite 301 Richmond, VA 23225	Vice President
Pamela S. Anson[6]	Vice President
Gerald T. Bannach[3]	Vice President
Pamela M. Barcia[2]	Vice President
Linda Beblo[4]	Vice President
Jeoffrey A. Block[7]	Vice President
Robert D. Bomgaars 740 Northwest Blue Parkway, Suite 304 Lee's Summit, MO 64086	Vice President
David Botler[8]	Vice President
Scott V. Carney[4]	Vice President
William D. Chatham[7]	Vice President
David A. Chicken[7]	Vice President
Elizabeth A. Clifford[4]	Vice President
John C. Collins[1]	Vice President
Brian D. Comer[2]	Vice President
Diane M. Eder[9]	Vice President
Shari A. Enger[4]	Vice President
Nathan E. Eshelman[5]	Vice President
Chad M. Eslinger[6]	Vice President
David W. Evans[1]	Vice President
Michelle Fallahi[3]	Vice President
Kurt T. Fasen[3]	Vice President
Joel A. Fink 8585 Stemmons Frwy., Ste 770 North Dallas, TX 75247	Vice President
Thomas J. Gibb[10]	Vice President
Jim P. Graham[3]	Vice President
Brian K. Haendiges[2]	Vice President
Deborah C. Hancock[5]	Vice President
R. Scott Hofstedt[3]	Vice President
William S. Jasien[11]	Vice President
Patrick Juarez[10]	Vice President
Audrey R. Kavanagh[10]	Vice President
John P. Kelleher[10]	Vice President
Paul E. Kersten[3]	Vice President
Bart D. Kollen[7]	Vice President
Patrick R. Lewis[3]	Vice President
Marc R. Lieberman[3]	Vice President
Frederick C. Litow[1]	Vice President
Thomas A. Lutter[4]	Vice President
Scott C. Machut[3]	Vice President
Daniel P. Mulheran, Sr.[3]	Vice President
Todd E. Nevenhoven[7]	Vice President
Peg O. Norris[4]	Vice President
Curtis W. Olson[10]	Vice President
Sherry R. Olson[10]	Vice President
Laurie J. Rasanen[6]	Vice President
Erik J. Rasmussen[3]	Vice President
James P. Rathburn[3]	Vice President
Robert A. Richard[2]	Vice President
Joseph H. Rideout, Jr.[8]	Vice President
John A. Ross 3110 Camino Del Rio South, Suite A117 San Diego, CA 92108	Vice President
David J. Schmid[10]	Vice President
Sande Sheppard[10]	Vice President
David A. Sheridan[2]	Vice President
Mark A. Smith[6]	Vice President
Eric J. Steelman[4]	Vice President
Carl P. Steinhilber[2]	Vice President
Irving L. Tang, Jr.[3]	Vice President
Laurie M. Tillinghast[2]	Vice President
Barry G. Ward[1]	Vice President
Lorena E. Weaver[10]	Vice President
David P. Wilken[3]	Vice President
Dean S. Abbott[3]	Vice President and Actuary
Mary A. Broesch[4]	Vice President and Actuary
Bruce T. Campbell[2]	Vice President and Actuary
Barbara B. Horst[10]	Vice President and Actuary
Craig A. Krogstad[3]	Vice President and Actuary
Richard Lau[4]	Vice President and Actuary
Mark E. McCarville[10]	Vice President and Actuary
Alden W. Skar[3]	Vice President and Actuary
Alice W. Su4	Vice President and Actuary
Lawrence D. Taylor[5]	Vice President and Actuary
Albert J. Zlogar[4]	Vice President and Actuary
Howard L. Rosen[4]	Vice President and Appointed Actuary
Roger W. Fisher[1]	Vice President and Chief Accounting Officer
Carol S. Stern 601 Thirteenth St., NW, Suite 550N Washington, DC 20005	Vice President and Chief Compliance Officer
Jeffrey S. Birkholz[3]	Vice President & COO, ING Re, Group Reinsurance
Marvin K. Goergen[3]	Vice President and Controller, ING Re, Group Reinsurance
Kimberly M. Curley[5]	Vice President and Illustration Actuary
John D. Currier[4]	Vice President and Illustration Actuary
Lawrence S. Nelson[10]	Vice President and Illustration Actuary
David S. Pendergrass[1]	Vice President and Treasurer
Dawn M. Peck[1]	Vice President, Assistant Treasurer and Assistant Secretary
Michael W. Farley[3]	Vice President, CFO & Chief Actuary, ING Re, Group Reinsurance
Philip W. Ricker[10]	Vice President, Compliance and Assistant Secretary
Randy L. Bauernfeind[10]	Vice President, Corporate Real Estate
Ronald E. Falkner[2]	Vice President, Corporate Real Estate
Ira S. Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
William J. Daley[1]	Vice President, Investments
Raymond H. Dietman[10]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Stephen E. Gallant[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice M. Moore[1]	Vice President, Investments
Joseph J. Elmy[1]	Vice President, Tax
Paula Cludray-Engelke[3]	Secretary
William M. White[10]	Illustration Actuary
Jane A. Boyle[2]	Assistant Secretary
Kent D. Ferraro[10]	Assistant Secretary
Jay J. Frazer[10]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Judith K. Ginter[10]	Assistant Secretary
Christie M. Gutknecht[6]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William H. Hope, II1	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
Jane M. Jacobs[3]	Assistant Secretary
David L. Jacobson[4]	Assistant Secretary
Lorri Jungbauer[10]	Assistant Secretary
Ronald M. Kjelsberg[3]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
James M. May, III[1]	Assistant Secretary
John R. Oberg[3]	Assistant Secretary
Krystal L. Ols[3]	Assistant Secretary
Wendy L. Paquin[3]	Assistant Secretary
Loralee A. Renelt[3]	Assistant Secretary
Gerald M. Sherman[3]	Assistant Secretary
Kimberly J. Smith[4]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
Edwina P. J. Steffer[3]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Diane I. Yell[10]	Assistant Secretary
Glenn A. Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James H. Taylor[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203-5699.
6	The principal business address of these officers is 2000 21st Avenue, NW, Minot, North Dakota 58703.
7	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
8	The principal business address of these officers is 1000 Woodbury Road, Woodbury, New York 11797-2521.
9	The principal business address of these officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.
10	The principal business address of these officers is 100 Washington Square, Minneapolis, Minnesota 55401.
11	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I (File No. 333-47527), as filed on April 7, 2005.

Item 27. Number of Contract Owners
As of June 30, 2005, there were 61,069 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.
Item 28. Indemnification

Reference is hereby made to Article VII of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or ING Financial Advisers, LLC, pursuant to the foregoing provisions or otherwise, Depositor and ING Financial Advisers, LLC have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or ING Financial Advisers, LLC in the successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or ING Financial Advisers, LLC in connection with the securities being registered, Depositor or ING Financial Advisers, LLC, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more.

Item 29. Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B and C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 4225 Executive Square La Jolla, California 92037	Director and President
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Shaun P. Mathews[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William S. Jasien[3]	Senior Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Senior Vice President
Susan J. Stamm[1]	Chief Financial Officer
Mark Appel 200 North Sepulveda Boulevard El Segundo, California	Vice President
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary K. Carey-Reid[1]	Vice President
James Drake 5 Penn Plaza, 11th Floor New York, New York	Vice President
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner Richardson, Texas	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
Susan J. K. Lewis 16530 Ventura Blvd., Ste. 600 Encino, CA 91436	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Scott T. Neeb[4]	Vice President
David S. Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant Secretary
Deborah Rubin[3]	Vice President
Todd Smiser Lisle, Illinois	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[1]	Vice President
Bess B. Twyman[1]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
O. V. Williams 444 Seabreeze Blvd. Daytona Beach, FL 32114	Vice President
Forrest R. Wilson 2202 N. Westshore Blvd. Tampa, Florida 33607	Vice President
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Paula Cludray-Engelke[5]	Secretary
Diana R. Cavender[5]	Assistant Secretary
Krystal L. Ols[5]	Assistant Secretary
Loralee A. Renelt[5]	Assistant Secretary
Edwina P. J. Steffer[5]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer
1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation as of December 31, 2004:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC	$6,829,698.77
*	Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.
Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company 20 Washington Avenue South Minneapolis, Minnesota 55401
ReliaStar Life Insurance Company 151 Farmington Avenue Hartford, CT 06156
Administrative Service Center ING Service Center 2000 21st Avenue, N.W. Minot, ND 58703
Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)

The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-100208) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 16th day of September, 2005.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY
(Registrant)
By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)
By:	Donald W. Britton*

Donald W. Britton President (principal executive officer)
As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Donald W. Britton*	President	)

Donald W. Britton	(principal executive officer))
)
Thomas J. McInerney*	Director	)	September

Thomas J. McInerney		)	16, 2005
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)

Catherine H. Smith		)
)
Jacques de Vaucleroy*	Director	)

Jacques de Vaucleroy		)
)
David A. Wheat*	Director and Chief Financial Officer	)

David A. Wheat		)
)
Roger W. Fisher*	Chief Accounting Officer	)

Roger W. Fisher	(principal accounting officer))

By:

Michael A. Pignatella *Attorney-in-Fact
SEPARATE ACCOUNT N Exhibit Index
Exhibit No.	Exhibit

99-B.8.22

Form of Amendment effective as of ________, 200_ to July 15, 2003 Participation Agreement dated as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, LLC., as amended on July 15, 2003.

99-B.9	Consent and Opinion of Counsel

99-B.10	Consent of Independent Registered Public Accounting Firm